FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SCHEDULE OF COMPANY’S ASSETS MEASURED AT FAIR VALUE

The following table presents information about the Company’s assets that are measured at fair value as of March 31, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	March 31, 2026	December 31, 2025
Marketable securities held in Trust Account	1	$178,582,550	$177,124,457

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2025	December 31, 2024
Marketable securities held in Trust Account	1	$177,124,457	$—

Old Glory Holding Co [Member]
SCHEDULE OF ASSETS AND LIABILITIES RECURRING BASIS

Below is a table that presents information about certain assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$201	$-	$-	$201
Agency mortgage-backed securities	-	105,863	-	105,863
Municipal	-	156	-	156
Agency guaranteed student loan bonds	-	96,696	-	96,696

Total	$201	$202,715	$-	$202,916

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$4,203	$-	$-	$4,203
Agency mortgage-backed securities	-	99,425	-	99,425
Municipal	-	156	-	156
Agency note	-	2,003	-	2,003
Agency guaranteed student loan bonds	-	56,919	-	56,919

Total	$4,203	$158,503	$-	$162,706

Below is a table that presents information about certain assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$4,203	$-	$-	$4,203
Agency mortgage-backed securities	-	99,425	-	99,425
Municipal	-	156	-	156
Agency note	-	2,003	-	2,003
Agency guaranteed student loan bonds	-	56,919	-	56,919

Total	$4,203	$158,503	$-	$162,706

	2024
	Level 1	Level 2	Level 3	Total
Financial assets:

US Treasury notes	$198	$-	$-	$198
Municipal	-	225	-	225

Total	$198	$225	$-	$423

SCHEDULE OF ASSETS AND LIABILITIES NON RECURRING BASIS

The following table presents assets measured at fair value on a non-recurring basis as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	76

Total	$-	$-	$198

	December 31, 2025
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	$92

Total	$-	$-	$92

The following table presents assets measured at fair value on a non-recurring basis as of December 31, 2025 and 2024:

				Range Of
				Level 3
				Appraisal
	2025			Adjustments
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	$92	0% - 10%

Total	$-	$-	$92

Range Of
Level 3
Appraisal
	2024			Adjustments
	Level 1	Level 2	Level 3

Financial assets:

Individually evaluated loans	$-	$-	-	0% - 10%

Total	$-	$-	$-

SCHEDULE OF ASSETS AND LIABILITIES

The following table summarizes the carrying amount and fair value of all financial assets and liabilities as of March 31, 2026 and December 31, 2025:

		2026
		Fair Value Measurements
	Carrying
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	45,971	45,971	45,971	-	-
Available for sale securities	202,916	202,916	201	202,715	-
Mortgage loans held for sale	3,326	3,393	-	3,393	-
Loans receivable, net	22,262	22,336	-	-	22,336
Accrued interest receivable	521	521	-	396	125

Financial Liabilities:

Time deposits	12,212	12,212	-	12,212	-
Accrued interest payable	-	-	-	-	-

		2025
		Fair Value Measurements
	Carrying
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	72,399	72,399	72,399	-	-
Available for sale securities	162,706	162,706	4,203	158,503	-
Mortgage loans held for sale	600	612	-	612	-
Loans receivable, net	17,475	17,482	-	-	17,482
Accrued interest receivable	356	356	-	253	103

Financial Liabilities:

Time deposits	9,148	9,148	-	9,148	-
Accrued interest payable	1	1	-	1	-

The following table summarizes the carrying amount and fair value of all financial assets and liabilities as of December 31, 2025 and 2024:

		2025
	Carrying	Fair Value Measurements
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	72,399	72,399	72,399	-	-
Available for sale securities	162,706	162,706	4,203	158,503	-
Mortgage loans held for sale	600	612	-	612	-
Loans receivable, net	17,475	17,482	-	-	17,482
Accrued interest receivable	356	356	-	253	103

Financial Liabilities:

Time deposits	9,148	9,148	-	9,148	-
Accrued interest payable	1	1	-	1	-

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

		2024
	Carrying	Fair Value Measurements
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:

Cash and cash equivalents	174,605	174,605	174,605	-	-
Available for sale securities	423	423	198	225	-
Mortgage loans held for sale	739	754	-	754	-
Loans receivable, net	3,742	3,635	-	-	3,635
Accrued interest receivable	27	27	-	3	24

Financial Liabilities:

Time deposits	3,740	3,740	-	3,740	-
Accrued interest payable	1	1	-	1	-